Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 2) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended						12 Months Ended						1 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Trade name	Sep. 30, 2012 Trade name	Dec. 31, 2010 Trade name	Dec. 31, 2011 Customer relationships	Sep. 30, 2012 Customer relationships	Dec. 31, 2010 Customer relationships	Sep. 30, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Jul. 31, 2009 Intermetallics Japan Sumikin Molycorp
Intangible Assets
Gross carrying amount		$ 495,403,000		$ 3,455,000	$ 786,000		$ 786,000	$ 16,586,000	$ 786,000	$ 2,153,000	$ 350,925,000	$ 0	$ 4,419,000	$ 516,000	$ 0
Other Postretirement Benefits Payable		1,928,000		1,088,000	1,199,000
Payments to Acquire Other Investments	20,000,000	0	20,000,000	20,000,000	0	0
Proceeds from sale of joint venture				0	0	9,700,000										9,700,000
Amortization of Intangible Assets				236,795	65,000	65,000
Finite-Lived Intangible Asset, Useful Life							12 years			15 years
Accrued payroll and related benefits		8,246,000		3,024,000	1,185,000
Accrued Tolling Fees				0	404,000
Sales and use tax		9,412,000		1,367,000	532,000
Accrued Bonuses, Current		3,683,000		4,845,000	554,000
Interest Payable, Current		27,733,000		345,000	9,000
Other accrued expenses		7,933,000		2,229,000	342,000
Accrued expenses		66,289,000		12,898,000	4,225,000
Less accumulated amortization		(16,230,000)		(383,000)	(147,000)
Net carrying amount		479,173,000		3,072,000	639,000
2012				265,000
2013				261,000
2014				260,000
2015				260,000
2016				260,000
Thereafter				$ 1,766,000